Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible assets
Schedule of intangible assets

	At March 31,
	2019	2018	2017
Landing rights	€M	€M	€M

Balance at 1 April	46.8	46.8	46.8
Acquisition through business combinations	99.6	—	—

Balance at 31 March	146.4	46.8	46.8